WARRANT LIABILITY (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Expiry Date	Sep. 25, 2023
Exercise Price	$ 0.80
Warrants Outstanding and Exercisable	10,778,061	3,602,215	3,602,215
March 14, 2019 [Member]
Disclosure of contingent liabilities in business combination [line items]
Expiry Date	Mar. 14, 2019
Exercise Price	$ 1.00
Warrants Outstanding and Exercisable	40,000	40,000	40,000
November 28, 2019 [Member]
Disclosure of contingent liabilities in business combination [line items]
Expiry Date	Nov. 28, 2019
Exercise Price	$ 2.00
Warrants Outstanding and Exercisable	3,562,215	3,562,215	3,562,215
September 25, 2023 [Member]
Disclosure of contingent liabilities in business combination [line items]
Expiry Date	Sep. 25, 2023
Exercise Price	$ 0.80
Warrants Outstanding and Exercisable	7,175,846